Segment Information - Summary Sales Mix for Principal Product and Service Categories (Detail) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Mar. 26, 2016	Mar. 28, 2015	Jun. 27, 2015	Jun. 28, 2014	Jun. 29, 2013
Segment Reporting Information [Line Items]
Total sales	$ 11,731.9	$ 11,285.6	$ 15,270.0	$ 13,685.7	$ 12,826.5
Center of the Plate [Member]
Segment Reporting Information [Line Items]
Total sales			5,023.3	4,226.4	3,894.8
Canned and Dry Groceries [Member]
Segment Reporting Information [Line Items]
Total sales			2,072.5	1,953.3	1,889.9
Frozen Foods [Member]
Segment Reporting Information [Line Items]
Total sales			1,950.4	1,795.4	1,724.3
Refrigerated and Dairy Products [Member]
Segment Reporting Information [Line Items]
Total sales			2,039.0	1,803.6	1,611.5
Paper Products and Cleaning Supplies [Member]
Segment Reporting Information [Line Items]
Total sales			1,160.0	1,046.5	979.6
Beverage [Member]
Segment Reporting Information [Line Items]
Total sales			1,159.0	1,065.1	1,045.2
Candy [Member]
Segment Reporting Information [Line Items]
Total sales			648.5	601.3	552.5
Snack [Member]
Segment Reporting Information [Line Items]
Total sales			523.0	518.6	505.1
Produce [Member]
Segment Reporting Information [Line Items]
Total sales			469.4	449.2	410.8
Theater and Concession [Member]
Segment Reporting Information [Line Items]
Total sales			131.0	128.6	120.8
Merchandising and Other Services [Member]
Segment Reporting Information [Line Items]
Total sales			$ 93.9	$ 97.7	$ 92.0